Operating Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenues:
Merchandise sales									$ 333,064	$ 281,716	$ 240,341
Jewelry scrapping sales									202,481	204,858	168,926
Pawn service charges									233,538	199,746	163,279
Consumer loan fees									200,681	164,895	152,163
Other revenues									5,359	1,583	459
Total revenues	253,961	224,573	251,980	244,609	229,559	198,889	209,394	214,956	975,123	852,798	725,168
Merchandise cost of goods sold									190,637	161,834	140,128
Jewelry scrapping cost of goods sold									130,715	127,870	108,816
Consumer loan bad debt									39,370	36,791	32,969
Net revenues	160,936	142,926	159,072	151,467	144,151	120,963	128,946	132,243	614,401	526,303	443,255
Store operations									336,348	282,395	250,925
Depreciation									16,554	12,924	10,548
Amortization									1,937	834	622
(Gain)/loss on sale or disposal of assets									(26)	293	1,543
Interest, net									(4,511)	34	2
Equity in net income of unconsolidated affiliates									(17,400)	(16,237)	(10,750)
Other income									(1,211)	(164)	(93)
Segment Contribution									282,710	246,224	190,458
Depreciation									22,011	16,756	13,682
Amortization									1,956	834	622
Gain on sale or disposal of assets									(1)	309	1,528
Income from continuing operations before income taxes									226,362	190,189	152,785
Income tax expense									71,252	66,472	54,142
Income from continuing operations, net of tax	45,507	30,959	38,470	40,174	36,652	27,003	32,267	27,795	155,110	123,717	98,643
Loss from discontinued operations, net of tax	(1,366)	(1,248)	(1,097)	(822)	(287)	(476)	(429)	(366)	(4,533)	(1,558)	(1,349)
Net income	44,141	29,711	37,373	39,352	36,365	26,527	31,838	27,429	150,577	122,159	97,294
Net income from continuing operations attributable to redeemable noncontrolling interest	5,569	1,188	112	0	0	0	0	0	6,869	0	0
Net income attributable to EZCORP, Inc.	38,572	28,523	37,261	39,352	36,365	26,527	31,838	27,429	143,708	122,159	97,294
US & Canada Operations [Member]
Revenues:
Merchandise sales									291,497	256,694	226,404
Jewelry scrapping sales									191,905	195,920	163,938
Pawn service charges									210,601	184,204	154,501
Consumer loan fees									163,896	164,895	152,163
Other revenues									3,759	1,484	459
Total revenues									861,658	803,197	697,465
Merchandise cost of goods sold									168,133	147,297	131,808
Jewelry scrapping cost of goods sold									122,604	121,051	104,658
Consumer loan bad debt									35,398	36,791	32,969
Net revenues									535,523	498,058	428,030
Store operations									292,371	260,340	238,309
Depreciation									13,058	10,858	9,271
Amortization									521	452	275
(Gain)/loss on sale or disposal of assets									(261)	281	1,545
Interest, net									(3)	30	0
Equity in net income of unconsolidated affiliates									0	0	0
Other income									(647)	(3)	3
Segment Contribution									230,484	226,100	178,627
Latin America [Member]
Revenues:
Merchandise sales									41,567	25,022	13,937
Jewelry scrapping sales									10,576	8,938	4,988
Pawn service charges									22,937	15,542	8,778
Consumer loan fees									26,901	0	0
Other revenues									1,292	99	0
Total revenues									103,273	49,601
Merchandise cost of goods sold									22,504	14,537	8,320
Jewelry scrapping cost of goods sold									8,111	6,819	4,158
Consumer loan bad debt									309	0	0
Net revenues									72,349	28,245	15,225
Store operations									37,259	21,260	12,547
Depreciation									3,319	2,066	1,277
Amortization									1,370	382	347
(Gain)/loss on sale or disposal of assets									12	12	(2)
Interest, net									(4,507)	4	2
Equity in net income of unconsolidated affiliates									0	0	0
Other income									(5)	7	(3)
Segment Contribution									34,901	4,514	1,057
Other International [Member]
Revenues:
Merchandise sales									0	0	0
Jewelry scrapping sales									0	0	0
Pawn service charges									0	0	0
Consumer loan fees									9,884	0	0
Other revenues									308	0	0
Total revenues									10,192	0	0
Merchandise cost of goods sold									0	0	0
Jewelry scrapping cost of goods sold									0	0	0
Consumer loan bad debt									3,663	0	0
Net revenues									6,529	0	0
Store operations									6,718	795	69
Depreciation									177	0	0
Amortization									46	0	0
(Gain)/loss on sale or disposal of assets									223	0	0
Interest, net									(1)	0	0
Equity in net income of unconsolidated affiliates									(17,400)	(16,237)	(10,750)
Other income									(559)	(168)	(93)
Segment Contribution									17,325	15,610	10,774
Unallocated Amount to Segment [Member]
Revenues:
Administrative									47,912	50,584	33,358
Depreciation									5,457	3,832	3,134
Amortization									19
Gain on sale or disposal of assets									(1)		(16)
Interest expense, net									$ 2,961	$ 1,619	$ 1,197